QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 03/31/06
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Epoch Global Equity Shareholder Yield Fund;
Epoch International Small Cap Fund;
Epoch US All Cap Equity Fund; and
Eastern European Equity Fund

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 2006
                                   (unaudited)

                                             % of
 Number of                                       Total     Market
 Shares      Security Description            Investments   Value
------------ ---------------------------------------------------------

             Common Stocks:                     95.75%

             Australia:                          2.79%
                                                        $
474,400      INSURANCE AUSTRALIA GRP                   1,858,516

76,400       ST GEORGE BANK                            1,687,493
                                                       ---------------

                                                       3,546,009
                                                       ---------------

             Belgium:                            3.50%

87,900       BELGACOM SA                               2,814,469

45,500       FORTIS                                    1,627,448
                                                       ---------------

                                                       4,441,917
                                                       ---------------

             Canada:                             2.68%

51,500       MANITOBA TELECOM SERVICES INC             1,894,582

79,300       TRANSALTA CORP                            1,511,964
                                                       ---------------

                                                       3,406,546
                                                       ---------------

             China:                              1.42%

1,718,000    PETROCHINA CO LTD H SHRS                  1,804,273
                                                       ---------------

             Czech Republic:                     1.62%

3,000        PHILIP MORRIS CR                          2,052,511
                                                       ---------------

             Finland:                            1.50%

80,500       UPM KYMMENE CORP SPON ADR                 1,899,800
                                                       ---------------

             Great Britain:                     13.53%

86,300       AWG ORD                                   1,716,471

157,700      BARCLAYS ORD GBP0.25                      1,846,584

91,716       BOOTS GROUP ORD                           1,147,296

210,200      DE LA RUE ORD GBP 0.2777                  2,039,232

24,400       DIAGEO PLC SPONSORED ADR                  1,547,692

308,600      GKN PLC                                   1,783,969

76,500       KELDA GROUP PLC                           1,048,728

779,700      LEGAL & GENERAL GROUP                     1,924,933

263,200      LLOYDS TSB GROUP PLC                      2,519,085

160,400      NATIONAL GRID                             1,596,539
                                                       ---------------

                                                       17,170,529
                                                       ---------------

             Greece:                             1.37%

75,300       COSMOTE MOBILE TELEPHONE                  1,745,005
                                                       ---------------

             Hong Kong:                          1.39%

174,000      BANK OF EAST ASIA                         630,053

210,000      CITIC PACIFIC LTD.                        630,517

1,412,000    SCMP GROUP LTD.                           509,465
                                                       ---------------

                                                       1,770,035
                                                       ---------------

             Ireland:                            1.41%

552,400      INDEPENDENT NEWS & MEDIA                  1,789,506
                                                       ---------------

             Italy:                              2.73%

180,400      ARN MONDADORI EDIT                        1,771,828

231,600      MILANO ASSICURAZIONI SPA                  1,688,812
                                                       ---------------

                                                       3,460,640
                                                       ---------------

             New Zealand                         1.39%

64,500       TELECOM NEW ZEALAND LTD SP ADR            1,762,140
                                                       ---------------


             Paskistan:                          2.56%

309,100      ENGRO CHEMICAL PAK LTD                    1,067,632

30,910       ENGRO CHEMICAL PAK LTD RTS                65,700

493,500      FAUJI FERTILIZER CO LTD                   1,103,450

162,500      PAKISTAN STATE OIL CO LTD                 1,006,518
                                                       ---------------

                                                       3,243,300
                                                       ---------------

             Singapore:                          1.26%

722,000      SINGAPORE POST LTD                        536,138

645,000      SINGAPORE TELECOMMUNICATIONS LIMITED      1,057,704
                                                       ---------------

                                                       1,593,842
                                                       ---------------

             South Africa:                       4.10%

117,100      JD GROUP LIMITED                          1,771,771

118,500      LIBERTY GROUP LTD                         1,708,489

644,500      SANLAM LIMITED                            1,722,704
                                                       ---------------

                                                       5,202,964
                                                       ---------------

             South Korea:                        1.79%

46,500       KT CORP SPONS ADR                         990,450

54,100       SK TELECOM LTD SPONSORED ADR              1,276,219
                                                       ---------------

                                                       2,266,669
                                                       ---------------

             Sweden:                             0.96%

75,500       BILLERUD AB                               1,213,795
                                                       ---------------

             Switzerland:                        1.47%

62,100       ABN AMRO HOLDINGS NV                      1,864,058
                                                       ---------------

             Taiwan:                             2.20%

499,000      DELTA ELECTRIC IND CO. LTD                1,159,358

1,177,000    LITE-ON TECHNOLOGY CORP.                  1,629,893
                                                       ---------------

                                                       2,789,251
                                                       ---------------

             Thailand:                           1.63%

649,200      ADVANCED INFO SERV                        1,528,413

931,500      BANGKOK EXPRESSWAY PUB                    541,667
                                                       ---------------

                                                       2,070,080
                                                       ---------------

             United States:                     44.47%

24,000       ALTRIA GROUP INC                          1,700,640

63,700       AMSOUTH BANCORPORATION                    1,723,085

80,200       AT&T INC                                  2,168,608

56,000       BELLSOUTH CORP                            1,940,400

108,700      BRISTOL MYERS SQUIBB CO                   2,675,107

19,600       DAVITA INC                                1,180,116

43,500       DU PONT /E I/ DE NEMOURS & CO             1,836,135

61,000       DUKE ENERGY CO                            1,778,150

65,200       HAWAIIAN ELECTRIC INDS INC                1,768,876

103,000      IOWA TELECOMMUNICATIONS SERV              1,965,240

45,400       KEYSPAN CORP                              1,855,498

54,000       LACLEDE GROUP INC                         1,858,680

90,700       LINN ENERGY LLC                           1,850,280

32,200       MERCK & CO.                               1,134,406

35,100       NATIONAL CITY CORP.                       1,224,990

41,400       NICOR INC                                 1,637,784

59,400       NSTAR                                     1,699,434

64,300       OGE ENERGY CORP                           1,864,700

60,300       ONEOK INC NEW                             1,944,675

49,800       PACKAGING CORPORATION OF AMERICA          1,117,512
             United States (continued):

67,600       PFIZER INC                                1,684,592

166,400      POWERSHARES H/Y EQ DVD ACHIE              2,499,328

51,500       REGIONS FINANCIAL CORP                    1,811,255

20,100       REYNOLDS AMERICAN INC                     2,120,550

58,100       US BANCORP                                1,772,050

45,900       UST INC                                   1,909,440

147,500      VALOR COMMUNICATIONS GROUP                1,941,100

96,300       VECTOR GROUP LTD                          1,835,478

72,000       VERIZON COMMUNICATIONS                    2,452,320

87,000       WESTAR ENERGY INC                         1,810,470

55,300       WGL HOLDINGS INC                          1,682,226
                                                       ---------------

                                                       56,443,125
                                                       ---------------


                                                        $
             Total Securities                   95.75% 121,535,995
             Cash and Cash Equivalents           4.25%      5,400,144
                                             -------------------------
             Total Investments                 100.00%  $
                                                       126,936,139
                                             =========================

                       EPOCH INTERNATIONAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (unaudited)

 Number
of                                          % of Total        Market
 Shares      Security Description           Investments       Value
-----------  ---------------------------------------------------------------

             Common Stocks:                     97.24%

             Austria:                            1.36%

                                                       $
6,500        Andritz AG                                947,872

12,760       OMV AG                                    854,590

20,600       Telekom Austria AG                        486,133
                                                       ---------------------

                                                       2,288,595
                                                       ---------------------

             Australia:                          1.85%

52,100       Australian Gas Light Company              691,429

45,105       Bank of Queensland Limited                521,713

120,700      Baycorp Advantage Limited                 280,947

114,218      Coates Hire Limited                       494,908

259,326      DCA Group Limited                         681,626

157,625      Macquarie Infrastructure Group            430,115
                                                       ---------------------

                                                       3,100,738
                                                       ---------------------

             Belgium:                            6.76%

28,148       Ackermans & Van HAAREN NV                 1,856,159

13,350       Almancora Comm. Va.                       1,684,546

1,600        CFE (Cie Francois D'Enter)                1,667,559

60,850       Cumerio                                   1,593,236

35,000       ICOS Vision Systems NV                    1,795,866

8,000        Option International NV                   807,572

24,300       Telenet Group Holding                     528,928

10,250       Umicore                                   1,421,472
                                                       ---------------------

                                                       11,355,338
                                                       ---------------------

             Canada:                             2.94%

65,465       Agnico Eagle Mines Ltd.                   1,993,409

210,200      Bema Gold Corporation                     929,021

26,324       Inmet Mining Corporation                  784,196

33,669       Penn West Energy Trust                    1,231,117
                                                       ---------------------

                                                       4,937,743
                                                       ---------------------

             Denmark:                            0.53%

26,200       Biomar Holding A/S                        890,128
                                                       ---------------------

             Finland:                            1.46%

225,000      Capman OYJ                                805,328

60,400       YIT - Yhtyma Oyj                          1,640,081
                                                       ---------------------

                                                       2,445,409
                                                       ---------------------

             France:                             6.37%

21,800       Alten                                     734,779

35,348       April Group                               1,800,427

14,200       Bacou Dalloz                              1,583,332

1,850        Eiffage SA                                304,368

260,050      Gameloft.com                              1,801,612

11,969       Groupe Bourbon SA                         1,312,062

11,650       Neopost SA                                1,267,905

26,700       Orepa                                     1,752,575

5,080        Pages Juanes SA                           142,871
                                                       ---------------------

                                                       10,699,931
                                                       ---------------------

             Germany:                            5.11%

12,286       AMB Generali Holding AG                   1,488,424

7,200        Bilfinger Berger AG                       472,605

8,492        Fresenius AG Preferred                    1,524,895

4,300        Interhyp AG                               478,260

11,517       Merck KGaA                                1,095,948

31,840       Mobilcom AG                               771,857

23,800       Rhoen-Klinikum AG                         1,020,786

22,425       Stada Arzneimittel AG                     968,614

17,500       Techem AG                                 769,899
                                                       ---------------------

                                                       8,591,288
                                                       ---------------------

             Great Britain:                     15.13%

112,601      Aquarius Platinum Ltd.                    1,593,553

89,980       Balfour Beatty PLC                        581,954

202,042      Bodycote Intl PLC                         969,506

99,700       Bradford & Bingley PLC                    865,392

78,077       Burren Energy PLC                         1,294,325

367,680      Cobham PLC                                1,201,787

71,742       Davis Service GP                          621,470

653,500      Engel East Europe NV                      1,732,668

119,543      Expro International Group                 1,540,076

53,043       Homeserve PLC                             1,337,198

300,000      Logica                                    1,020,993

26,412       Lonmin Ord                                1,222,847

68,418       McCarthy & Stone PLC                      952,802

24,100       NDS Group PLC                             1,253,923

26,173       Northgate PLC                             516,475

105,068      Northumbrian Water Group PLC              436,128

87,700       Petrofac Ltd                              491,351

45,427       Punch Taverns PLC                         665,401

20,000       Qinetiq PLC                               67,892

218,937      Serco Group PLC                           1,199,028

21,300       Soco International PLC                    407,909

259,100      Spice Holdings PLC                        1,211,768

15,200       Stolt Offshore SA                         235,448

208,358      Tullow Oil PLC                            1,228,032

52,440       Ultra Electronics Holding PLC             975,542

60,000       Ventrue Production Ord                    712,478

169,636      Whatman PLC                               880,364
             Wolverhampton & Dudl
9,229        Breweries                                 205,222
                                                       ---------------------

                                                       25,421,532
                                                       ---------------------

             Greece:                             4.38%

52,600       Germanos SA                               1,118,119

144,600      Hellenic Exchanges SA                     2,280,761
             Intralot SA - Integrated Lottery Systems
72,750       & Services                                1,881,865

65,150       Marfin Financial Group SA                 2,077,342
                                                       ---------------------

                                                       7,358,087
                                                       ---------------------

             Hong Kong:                          3.44%
             China Shineway Pharmaceutical
4,207,200    GR                                        3,469,721

1,231,000    Foxcon International                      2,315,967
                                                       ---------------------

                                                       5,785,688
                                                       ---------------------

             India:                              0.72%

90,500       Bombay Dyeing Note                        1,213,605
                                                       ---------------------


             Ireland:                            2.04%

97,716       Anglo Irish Bank Corp.                    1,588,688

109,844      C & C Group PLC                           747,666

424,664      Eircom Group PLC                          1,098,175
                                                       ---------------------

                                                       3,434,529
                                                       ---------------------

             Italy:                              2.40%

17,500       Amplifon SPA                              1,528,758

167,900      Banca Fideuram SPA                        966,109

38,600       Fondiaria - Sai SPA                       1,544,096
                                                       ---------------------

                                                       4,038,963
                                                       ---------------------

             Japan:                             22.05%

18,900       Aeon Credit Service Company               572,337

114,600      Air Water Inc.                            1,123,969

36,500       AOC Holdings, Inc.                        675,293

31,400       Asahi Pretec Corp                         982,919

24,700       Asatsu DK Inc.                            863,534

5,600        Autobacs Seven                            279,619

19,700       Bookoff Corporation                       451,612
             DAI Nippon Screen
18,000       Manufacturing Co.                         190,932

48,480       Daiseki Co. Ltd.                          927,867

3,000        Disco Corp.                               197,516

146,400      Dowa Mining Co.                           1,749,677

25,560       Electric Power Development Co.            810,980

264,000      Hokuhoku Financial Group, Inc.            1,161,007

18,150       Honeys Co. Ltd.                           961,845

304          Index Corporation                         641,307

48,900       Japan Securities Finance Co.              650,558

122,100      Kubota Corporation                        1,319,046

15,000       Mitsumi Electric Co.                      196,368

71,900       Mori Seiki Co., Ltd.                      1,516,774

9,450        Moshi Moshi Hotline, Inc.                 385,846

8,200        Nakanishi Inc.                            837,019

33,000       Neomax Co.                                1,002,127

3,000        Nikkei 225 Nomura Exchange                439,435

299          NIWS Co., Ltd.                            348,443

267,300      Nomura Topix Bank                         1,114,129

289          Osaka Securities Exchange                 3,589,146

352,800      Penta Ocean Construction                  717,244

14,500       Ryohin Keikaku Co. Ltd.                   1,217,378

15,200       Sanei-International Co. Ltd               715,005

23,100       Sankyo Co. Ltd Gunma                      1,591,613
             Sanyo Engineering &
31,000       Construction                              243,918

65,100       Shimzu Corporation                        474,572

6,900        Shinko Electric Industries                208,949

10,500       Sumco Corp.                               564,478
             Sumitomo Realty & Development
69,000       Co                                        1,913,406

62,000       Suruga Bank Ltd.                          839,078

27,500       Sysmex Corporation                        1,200,026

12,000       Taiyo Yuden                               190,881

54,300       Teikoku Oil Co., LTD                      656,348
             The Sumitomo Warehouse Co.
163,000      Ltd.                                      1,296,402

2,600        Tokyo Seimitus Co. Ltd.                   155,478

22,000       Toyo Communications Equipment             190,507

45,000       Tsubakimoto Chain                         337,615

15,000       Yaskawa Electric Corp.                    169,573

54,000       Yoshimoto Kogyo Co., Ltd.                 1,378,020
                                                       ---------------------

                                                       37,049,796
                                                       ---------------------

             Malaysia:                           0.41%

333,500      Top Glove Corp. BHD                       697,036
                                                       ---------------------


             Mexico:                             0.03%

1,450        Grupo Aeroportuario Del-ADR               46,328
                                                       ---------------------


             Netherlands:                        2.70%

16,298       Aalberts Industries NV                    1,203,270

131,999      Binck NV                                  2,171,694

18,081       Boskalis Westminster NV                   1,169,278
                                                       ---------------------

                                                       4,544,242
                                                       ---------------------


             Norway:                             1.28%

58,400       Aker American Shipping ASA                1,042,698

33,300       Aker Seafoods ASA                         208,347

30,000       Cermaq ASA                                396,002

28,200       Leroy Seafood Group ASA                   497,040
                                                       ---------------------

                                                       2,144,087
                                                       ---------------------

             Poland:                             1.60%

30,125       Globe Trade Centre SA                     2,696,718
                                                       ---------------------

             Portugal:                           0.66%

13,300       Jeronimo Martins, SGPS, SA                230,273

26,352       Sonae Industria SGPS, SA                  246,191

388,700      Sonae SGPS, SA                            636,673
                                                       ---------------------

                                                       1,113,137
                                                       ---------------------

             Spain:                              5.24%

87,000       Abengoa SA                                2,135,420
             ACS Actividades de
26,057       Construction                              1,013,576

22,600       Bankinter SA Registered                   1,562,973

45,400       Enagas                                    900,620

41,000       Fadesa Immobiliaria SA                    1,479,923

5,328        Grupo Ferrovial, SA                       431,180

17,000       Indra Sistemas SA                         346,106
             Prosegur, Compania de
36,900       Seguridad                                 933,471
                                                       ---------------------

                                                       8,803,269
                                                       ---------------------

             Sweden:                             0.65%

42,900       Boliden AB                                659,346

37,500       Eniro AB                                  434,072
                                                       ---------------------

                                                       1,093,418
                                                       ---------------------

             Switzerland:                        6.77%

4,480        Galencia Holding AG                       879,122

277          Jelmoli Holding AG                        463,332

16,935       Julius Baer Holding AG                    1,531,985
             Kuehne & Nagel International
3,344        AG                                        1,084,048

3,020        Nobel Biocare Holding AG                  672,566

8,900        Pargesa Holding AG                        858,383

43,319       Phonak Holding AG                         2,466,255

11,130       Schindler Holding AG                      593,520

1,414        SGS SA                                    1,310,605

3,979        St. Galler Kantonalbank                   1,508,192
                                                       ---------------------

                                                       11,368,008
                                                       ---------------------

             Thailand:                           0.78%
             Kasikornbank Public Company
271,900      Limi                                      461,737
             Thai Oil Public Company
500,900      Limited                                   850,621
                                                       ---------------------

                                                       1,312,358
                                                       ---------------------

             United States:                      0.58%
             I Shares MSCI South Korea
8,800        Index                                     410,520

13,400       Mine Safety Appliances Co.                562,800
                                                       ---------------------

                                                       973,320
                                                       ---------------------




                                                       $
             Total Securities                   97.24% 163,403,291
             Cash and Cash Equivalents           2.76%            4,635,653
                                            --------------------------------
             Total Investments                 100.00%
                                                       $
                                                       168,038,944
                                            ================================

                         EPOCH U.S. ALL CAP EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 2006
                                   (unaudited)

                                        % of
Number of                               Total         Market
 Shares       Security Description      Investments    Value
----------    ------------------------------------  ------------

              Common Stocks                92.90%

              AEROSPACE                     8.11%
                                                     $
    6,000     ALLIANT TECHSYSTEMS,  INC.                463,020

    7,700     BOEING, CO.                               600,061

    6,300     DRS TECHNOLOGIES, INC.                    345,681

   28,700     K&F INDUSTRIES HOLDINGS, INC.             476,420
                                                    ------------

                                                      1,885,182
                                                    ------------
              AGRICULTURE                   2.50%

   10,450     BUNGE LIMITED                             582,170
                                                    ------------

              BROADCAST, RADIO, TV          6.51%

   17,500     COMCAST CL-A SPECIAL                      457,100

   27,700     LIBERTY MEDIA CL-A                        227,417

   28,100     NEWS, CORP. CL-A                          466,741

   21,500     TIME WARNER, INC.                         360,985
                                                    ------------

                                                      1,512,243
                                                    ------------

              BUILDING                      1.00%

    4,050     WASHINGTON GROUP INTERNATIONAL INC.       232,429
                                                    ------------

              COSMETICS & TOILETRIES        3.21%

    9,950     INTERNATIONAL FLAVORS & FRAGRANCES        341,484

  127,750     REVLON, INC. CL-A                         403,690
                                                    ------------

                                                        745,174
                                                    ------------

              ELECTRIC UTILITIES            2.28%

   11,200     EDO, CORP.                                345,520

   18,050     SILICON IMAGE, INC.                       186,095
                                                    ------------

                                                        531,615
                                                    ------------

              ENTERTAINMENT                 6.50%

    6,400     DIGITAL THEATER SYSTEM,  INC.             125,824

    8,600     HARRAH'S ENTERTAINMENT, INC.              670,456

    9,800     INTERNATIONAL GAME TECHNOLOGY             345,156

   14,300     THQ, INC.                                 370,227
                                                    ------------

                                                      1,511,663
                                                    ------------

              FINANCIAL SERVICES            2.85%

    7,300     FIRST DATA CORP.                          341,789

    8,350     iSTAR FINANCIAL, INC.                     319,638
                                                    ------------

                                                        661,427
                                                    ------------

              HEALTHCARE PRODUCTS           6.37%

   17,150     BRISTOL MYERS SQUIBB, INC.                422,061

   18,450     ENDO PHARMACEUTICALS HOLDINGS, INC.       605,344

   18,200     PFIZER INC                                453,544
                                                    ------------

                                                      1,480,949
                                                    ------------

              HEALTHCARE SERVICES          10.91%

    7,950     AETNA US HEALTHCARE                       390,663

   11,500     DAVITA, INC.                              692,415

    8,450     LABORATORY CO. OF AMERICA HOLDINGS        494,156

   15,150     VENTAS INC                                502,677

    5,900     WELLPOINT, INC.                           456,837
                                                    ------------

                                                      2,536,748
                                                    ------------

              HEALTHCARE
              EQUIPMENT/SUPPLIES            1.84%

   18,550     BOSTON SCIENTIFIC CORP.                   427,577
                                                    ------------

              INDUSTRIAL PRODUCTS           2.09%

   13,750     WASTE MANAGEMENT, INC.                    485,375
                                                    ------------

              MANUFACTURING                 5.63%

    5,850     ACTUANT, CORP. CL-A                       358,137

   10,600     DU PONT EI                                358,174

   14,050     DONALDSON CO., INC.                       593,050
                                                    ------------

                                                      1,309,361
                                                    ------------

              OIL & GAS EXPLORATION        13.61%

    5,400     AIR PRODUCTS                              362,826

    8,050     CONOCOPHILLIPS                            508,358

   10,450     ENCANA, CORP.                             488,328

    9,650     EXXON MOBIL CORP                          587,299

    4,150     PRAXAIR, INC.                             228,873

   13,782     SOUTHERN UNION, CO.                       342,219

   16,350     TODCO CL-A                                644,354
                                                    ------------

                                                      3,162,257
                                                    ------------

              SOFTWARE & SERVICES          15.13%

    5,200     APPLE COMPUTER, INC.                      326,144

    8,800     DIEBOLD, INC.                             361,680

   20,450     INFOCROSSING, INC.                        246,423

    5,500     INTERNATIONAL BUSINESS MACHINES CORP.     453,585

   31,150     MICRON TECHNOLOGY, INC.                   458,528

   31,600     MICROSOFT CORP                            859,836

   26,750     ORACLE, CORP.                             366,208

   21,000     SYBASE, INC.                              443,520
                                                    ------------

                                                      3,515,924
                                                    ------------

              TELECOM-EQUIPMENT             0.99%

   20,450     AVAYA, INC.                               231,085
                                                    ------------

              TRANSPORT SERVICES            1.45%

   18,750     OMI, CORP.                                337,875
                                                    ------------

              UTILITIES                     1.90%

   13,050     ALLEGHENY ENERGY, INC.                    441,743
                                                    ------------



                                                     $
              Total Securities                       21,590,797

              Cash and Cash Equivalents               1,650,637
                                                    ------------
              Total Investments                      $
                                                     23,241,434
                                                    ============

                          EASTERN EUROPEAN EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                           March 31, 2006 (UNAUDITED)


Number of                                                      Market
Shares         Security Description                             Value
-              -                                          -
               Common Stocks:                    73.56%

               Austria: 9.59%

  10000        Hypo South Eastern Opportunity Fund        1,310,486

 130000        Immoeast Immobilien                        1,427,448

  75000        Meinl European Land  LTD                   1,410,462

229,000        Sparkassen Immobilen AG                    2,467,271
                                                          ------------------

                                                          6,615,667
                                                          ------------------

               Bulgaria:                          4.52%

149,000        Equest Invest Bulgaria                     3,118,486
                                                          ------------------

               Cyprus:                            1.39%

68,800         XXI Century Invest W/I                     956,926
                                                          ------------------

               Czech Republic:                   10.57%

209,000        Cesky Telecom*                             4,459,308

20,300         Komercni Banka AS Sponsored ADR            2,827,009
                                                          ------------------

                                                          7,286,317
                                                          ------------------

               Estonia:                           0.25%

10,000         AS Tallinna Vesi+C63                       170,711
                                                          ------------------

               France:                            1.35%

8,700          Orco Property Group                        931,541
                                                          ------------------

               Great Britain:                     2.11%

30,000         Celtic Resources Holdings                  135,611

136,000        Highland Gold Mining Ltd.                  633,685

60,000         Ukraine Opportunity Trust PL               645,000

12,000         Ukraine Opportunity WTS                     39,000
                                                          ------------------
                                                        1,453,296
                                                          ------------------

               Hungary:                          15.53%

14,964         Demasz RT                                  1,201,404

13,400         Demaasz Rt. Grd                              204,484

12,700         Egis RT                                    1,922,742

10,500         Gedeon Richter Ltd GDR Reg S               2,114,741

12,050         Magyar Tavkozlesi RT - A                     262,570

419,650        Magyar Tavkozlesi RT.                      1,877,133

60,000         OTP Bank RT.                               2,079,644

15,000         OTP Bank GDR Reg S                         1,042,500
                                                          ------------------

                                                         10,705,218
                                                          ------------------

               Israel:                            5.86%

432,000        Bank Hapoalim Ltd.                         2,002,741

559,000        Bank Leumi Le-Israel                       2,034,904
                                                          ------------------

                                                          4,037,645
                                                          ------------------

               Poland:                            3.66%

369,000        Telekomunikacja Polska SA                  2,521,614
                                                          ------------------

               Russia:                           16.09%

112,900        AFK Sistema-Reg S Spons GDR                2,754,760

93,100         Mobile Telesystems                         3,081,610

144,500        OAO Open Investments                       2,438,438

64,800         Vimpel Communications Spon ADR             2,762,100

21,000         Yukos Corp Sponsored ADR                      58,800
                                                          ------------------

                                                         11,095,708
                                                          ------------------

               Sweden:                            2.65%

54,750         OriFlame Cosmetics SA-SDR                  1,827,300
                                                          ------------------



               Total Securities                  73.56%   $50,720,429
               Cash and Cash Equivalents         26.44%    18,229,828
                                                --------  ------------------
               TOTAL INVESTMENTS                100.00%   $68,950,257
                                                ========  ==================

For information on each Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the applicable Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 26, 2006
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 26, 2006
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: May 26, 2006
      ------------------------------------